Prepayments	12 Months Ended
Dec. 31, 2025
Disclosure Prepayments Abstract
Prepayments

16.	Prepayments

	12.31.2025	12.31.2024
Advances for property, plant and equipment	4,143	2,151
Prepaid expenses	437	351
Advances for the acquisition of equipment, materials and others	126	114
Total	4,706	2,616
Current	468	361
Non current	4,238	2,255

As of December 31, 2025, the balance of prepayments mainly relates to advances for property, plant and equipment, relating to the construction of platforms (P-80, P-82, P-83, P-84 and P-85) and equipment, as well as advances for the acquisition of interest in Mero reservoir (3.5%) and in Atapu reservoir (0.95%), in partnership with Shell Brasil Petróleo Ltda., in the scope of the auction of uncontracted areas conducted by Pré-Sal Petróleo S.A. – PPSA. The signing of the agreements for the acquisition of interests in these reservoirs occurred in March 2026.

The contracts relating to the construction of platforms and equipment have associated guarantees capable of covering the advances made by Petrobras. These guarantees include bank guarantees, letters of credit, surety bonds and/or corporate guarantees.